Benefit Plans (Amounts Recorded In Accumulated Other Comprehensive Losses) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Net losses	$ (2,991)	$ (1,939)	$ (1,664)
Prior service cost	(67)	(58)	(68)
Net transition obligation	(8)	(9)	(9)
Deferred income taxes	481	356	333
Amounts to be amortized	(2,585)	(1,650)	(1,408)
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Net losses	(2,401)	(1,425)	(1,174)
Prior service cost	(70)	(62)	(72)
Net transition obligation	(8)	(9)	(9)
Deferred income taxes	299	199	184
Amounts to be amortized	(2,180)	(1,297)	(1,071)
Postretirement [Member]
Defined Benefit Plan Disclosure [Line Items]
Net losses	(54)	(46)	(27)
Prior service cost	3	4	4
Deferred income taxes	19	15	9
Amounts to be amortized	(32)	(27)	(14)
Postemployment Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Net losses	(536)	(468)	(463)
Deferred income taxes	163	142	140
Amounts to be amortized	$ (373)	$ (326)	$ (323)